PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 8,175	$ 12,206
Accumulated depreciation	2,147	9,476
Depreciated cost	6,028	2,730
Depreciation	1,106	658	$ 370
Computers, software and related equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	921	5,429
Accumulated depreciation	428	5,100
Laboratory equipment and office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	4,867	6,038
Accumulated depreciation	1,600	3,770
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,387	739
Accumulated depreciation	119	$ 606
Obsolete property and equipment and certain nonfunctional Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	8,472
Accumulated depreciation	$ 8,435